Project debt	6 Months Ended
Jun. 30, 2020
Project debt [Abstract]
Project debt
Note 15. - Project debt

The main purpose of the Company is the long-term ownership and management of contracted concessional assets, such as renewable energy, efficient natural gas, electric transmission line and water assets, which are financed through project debt. This note shows the project debt linked to the contracted concessional assets included in Note 6 of these consolidated condensed interim financial statements.

Project debt is generally used to finance contracted assets, exclusively using as guarantee the assets and cash flows of the company or group of companies carrying out the activities financed. In most of the cases, the assets and/or contracts are set up as guarantee to ensure the repayment of the related financing. In addition, the cash of the Company´s projects includes funds held to satisfy the customary requirements of certain non-recourse debt agreements and other restricted cash for an amount of $323 million as of June 30, 2020 ($339 million as of December 31, 2019).

Compared with corporate debt, project debt has certain key advantages, including a greater leverage and a clearly defined risk profile.

The breakdown of project debt for both non-current and current liabilities as of June 30, 2020 and December 31, 2019 is as follows:

	Balance as of June 30,	Balance as of December 31,
	2020	2019
	($ in thousands)
Non-current	4,194,978	4,069,909
Current	812,555	782,439
Total Project debt	5,007,533	4,852,348

The increase in total project debt as of June 30, 2020 is primarily due to:

-	change in the scope of Atlantica (acquisition of Chile PV I and Tenes – see Note 5) for a total amount of $158 million.

-	a green project financing agreement entered into by Logrosán Solar Inversiones, S.A.U., the Holdco of Spanish assets Solaben 1, 2, 3 and 6, closed on April 8, 2020 for a €140 million nominal amount.

Additionally, on June 12, 2020 the Company refinanced the debt of Cadonal (Uruguay). The terms of the new debts are not substantially different from the original debts refinanced and therefore the exchange of debts instruments does not qualify for an extinguishment of the original debts under IFRS 9, ´Financial instruments´. When there is a refinancing with a non-substantial modification of the original debt, there is a gain or loss recorded in the income statement. This gain or loss is equal to the difference between the present value of the cash flows under the original terms of the former financing and the present value of the cash flows under the new financing, discounted both at the original effective interest rate. In this respect, the Company recorded a $3.8 million financial income in the profit and loss statement of the consolidated condensed financial statements (see Note 19).

Due to the PG&E Corporation and its regulated utility subsidiary, Pacific Gas and Electric Company (“PG&E”), Chapter 11 filings in January 2019, a default of the PPA agreement with PG&E occurred. Since PG&E failed to assume the PPA within 180 days from the commencement of the PG&E’s Chapter 11 proceedings, a technical event of default was triggered under the Mojave project finance agreement in July 2019. On July 1, 2020, PG&E emerged from Chapter 11 (see Note 22). In addition, PG&E paid to Mojave the portion of the invoice corresponding to the electricity delivered for the period between January 1 and January 28, 2019. This invoice was overdue because the services relate to the pre-petition period and any payment therefore required the approval by the Bankruptcy Court. With this, the Company believed that the technical event of default under the Mojave project finance agreement, which was preventing cash distributions from Mojave to Atlantica, had been cured. However, the Company has been advised by the lender that, due to the bankruptcy appeals process and the specific contractual language governing defaults, they do not consider the PG&E-related defaults to be automatically curable without a further waiver as a technical, legal matter. At their direction, the Company has submitted a waiver request to them and we expect to receive a distribution from Mojave in the third quarter. Nevertheless, as of June 30, 2020, the Company did not have an unconditional right to defer the settlement of the debt for at least twelve months, and therefore the debt has been presented as current in these condensed interim financial statements in accordance with International Accounting Standards 1 (“IAS 1”), “Presentation of Financial Statements”.

The repayment schedule for project debt in accordance with the financing arrangements and assuming there will be no acceleration of the Mojave debt, as of June 30, 2020, is as follows and is consistent with the projected cash flows of the related projects:

Remainder of 2020
Payment of interests accrued as of June 30, 2020	Nominal repayment	Between January and June 2021	Between July and December 2021	2022	2023	2024	Subsequent Years	Total
($ in thousands)
17,981	181,726	96,059	170,270	312,098	335,406	348,898	3,545,095	5,007,533